Vanguard® International Core Stock Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Australia (3.3%)
	Australia & New Zealand Banking Group Ltd.	335,367	7,079
	BHP Group plc	226,029	6,688
	Brambles Ltd.	465,857	3,998
			17,765
Austria (0.5%)
*,1	BAWAG Group AG	45,916	2,445
Brazil (2.0%)
*	Banco Bradesco SA Preference Shares	1,234,070	6,384
	B3 SA - Brasil Bolsa Balcao	1,362,200	4,607
			10,991
Canada (4.6%)
	Barrick Gold Corp.	388,459	8,035
	Brookfield Asset Management Inc. Class A	142,316	7,260
	Magna International Inc.	55,151	5,106
	Canadian National Railway Co.	43,434	4,583
*	Brookfield Asset Management Reinsurance Partners Ltd. Class A	981	52
			25,036
China (10.7%)
*	Alibaba Group Holding Ltd.	302,040	8,564
	China Merchants Bank Co. Ltd. Class H	860,500	7,330
	ENN Energy Holdings Ltd.	330,900	6,289
	China Longyuan Power Group Corp. Ltd. Class H	3,387,000	5,831
*,1	CSC Financial Co. Ltd. Class H	4,388,500	5,318
	Zhongsheng Group Holdings Ltd.	591,789	4,923
*	Baidu Inc. ADR	20,268	4,133
	Midea Group Co. Ltd. Class A	361,900	3,992
	China Overseas Land & Investment Ltd.	1,649,216	3,740
	Xinyi Solar Holdings Ltd.	1,324,000	2,850
	Anhui Conch Cement Co. Ltd. Class H	529,500	2,807
	CIFI Holdings Group Co. Ltd.	2,602,000	2,029
			57,806
France (11.5%)
[2]	TotalEnergies SE	220,715	9,999
*	Airbus SE	76,122	9,809
[2]	Credit Agricole SA	537,114	7,530
	AXA SA	264,129	6,707
	Pernod Ricard SA	28,162	6,259
	Schneider Electric SE	34,284	5,405
	Faurecia SE	97,585	4,797

		Shares	Market Value ($000)
	Capgemini SE	23,084	4,439
*	Bureau Veritas SA	127,782	4,046
	Edenred	50,710	2,891
			61,882
Germany (5.9%)
	Allianz SE (Registered)	29,232	7,295
	Volkswagen AG Preference Shares	27,058	6,784
	Brenntag SE	66,475	6,187
*	Commerzbank AG	701,793	4,984
	United Internet AG (Registered)	87,602	3,583
	Wacker Chemie AG	18,345	2,828
			31,661
Greece (0.6%)
	Hellenic Telecommunications Organization SA	188,840	3,171
Hong Kong (0.8%)
	New World Development Co. Ltd.	854,250	4,430
India (1.7%)
	Power Grid Corp. of India Ltd.	1,201,763	3,762
	Mahindra & Mahindra Ltd.	261,148	2,738
*	Axis Bank Ltd.	263,975	2,664
			9,164
Ireland (1.3%)
	Smurfit Kappa Group plc	125,461	6,823
Italy (1.0%)
	Enel SpA	609,959	5,668
Japan (14.5%)
	Astellas Pharma Inc.	457,300	7,969
	Seven & i Holdings Co. Ltd.	165,900	7,947
	Fujitsu Ltd.	41,900	7,840
	Mitsui Fudosan Co. Ltd.	321,600	7,437
	KDDI Corp.	222,300	6,926
	Isuzu Motors Ltd.	460,100	6,105
	ITOCHU Corp.	204,900	5,912
	Tokio Marine Holdings Inc.	115,800	5,334
	East Japan Railway Co.	69,900	4,985
	Ono Pharmaceutical Co. Ltd.	181,580	4,049
	ORIX Corp.	238,900	4,038
	Eisai Co. Ltd.	37,000	3,636
	T&D Holdings Inc.	246,300	3,196
	Food & Life Cos. Ltd.	59,100	2,548
			77,922
Mexico (1.5%)
	Wal-Mart de Mexico SAB de CV	2,440,500	7,966
Netherlands (3.4%)
	Royal Dutch Shell plc Class A	490,084	9,825
	Koninklijke KPN NV	1,777,481	5,559
*	AerCap Holdings NV	59,533	3,049
			18,433
Norway (0.8%)
	Norsk Hydro ASA	646,929	4,130
Other (3.9%)
[3]	Vanguard FTSE Developed Markets ETF	406,102	20,922

		Shares	Market Value ($000)
Russia (0.7%)
	Sberbank of Russia PJSC ADR	229,700	3,817
South Africa (1.1%)
	Anglo American plc	153,611	6,113
South Korea (5.2%)
	Samsung Electronics Co. Ltd.	196,405	14,060
	SK Telecom Co. Ltd.	26,601	7,560
	KB Financial Group Inc.	129,076	6,406
			28,026
Spain (2.1%)
	Industria de Diseno Textil SA	164,889	5,822
	Iberdrola SA	432,853	5,278
			11,100
Sweden (1.2%)
	Alfa Laval AB	176,314	6,232
Switzerland (6.4%)
	Nestle SA (Registered)	111,042	13,841
	Roche Holding AG	24,638	9,285
	Novartis AG (Registered)	100,552	9,173
	PSP Swiss Property AG (Registered)	19,227	2,441
			34,740
Taiwan (5.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	688,000	14,818
	Hon Hai Precision Industry Co. Ltd.	1,946,309	7,815
	Uni-President Enterprises Corp.	1,663,000	4,367
			27,000
Thailand (1.3%)
	Kasikornbank PCL (Foreign)	964,900	3,561
	Thai Beverage PCL	6,573,100	3,306
			6,867
United Kingdom (8.0%)
	AstraZeneca plc	76,792	9,226
	WPP plc	549,400	7,427
*	Compass Group plc	342,249	7,211
	Standard Chartered plc	785,036	5,010
	Berkeley Group Holdings plc	65,762	4,181
	Rotork plc	762,249	3,595
	B&M European Value Retail SA	447,034	3,549
	Hikma Pharmaceuticals plc	84,544	2,861
			43,060
Total Common Stocks (Cost $489,342)			533,170

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[4,5]	Vanguard Market Liquidity Fund (Cost $19,671)	0.056%	196,705	19,670
Total Investments (102.6%) (Cost $509,013)				552,840
Other Assets and Liabilities—Net (-2.6%)				(14,127)
Net Assets (100%)				538,713
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $7,763,000, representing 1.4% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,857,000.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $10,448,000 was received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	43,993	—	—	43,993
Common Stocks—Other	28,104	461,073	—	489,177
Temporary Cash Investments	19,670	—	—	19,670
Total	91,767	461,073	—	552,840

D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2021 Market Value ($000)
Vanguard FTSE Developed Markets ETF	2,479	82,533	65,769	708	971	266	—	20,922
Vanguard Market Liquidity Fund	6,027	NA1	NA1	1	(1)	5	—	19,670
Total	8,506	82,533	65,769	709	970	271	—	40,592
1	Not applicable—purchases and sales are for temporary cash investment purposes.